NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlackRock Managed Global Allocation Fund

Supplement dated October 29, 2026
to the Summary Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Keith P. Robinette, CFA in the Summary Prospectus are deleted in their entirety.

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